Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (70,396)	$ (23,077)
Foreign	(2,534)	(1,197)
Loss before income tax expense	$ (72,930)	$ (24,274)